EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
Defined Contribution Plan
The Company’s defined contribution plan covers all employees. Employees are eligible to participate as of the first day of the month following 30 days of service. Participants can make basic contributions up to 50 percent of their annual salary subject to Internal Revenue Service limits. The Company matches participants’ contributions at the rate of 200 percent of the first 3 percent of each participant’s total basic contribution based on the participant’s total annual salary. The Company’s contribution to the qualified defined contribution plans was $23,321, $19,746 and $12,753 for the years ended December 31, 2017, 2016 and 2015, respectively.
Defined Benefit and Post-Retirement Medical Plans
The Company sponsors a noncontributory defined benefit pension plan (the “Qualified Plan”) with a policy to fund pension liabilities in accordance with the limits imposed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and Federal income tax laws. In addition, the Company sponsors a supplemental pension plan covering certain employees, which provides incremental payments that would have been payable from the Company’s principal pension plan, were it not for limitations imposed by income tax regulations (the “Supplemental Plan”). The funded status is measured as the difference between plan assets at fair value and the projected benefit obligation which is to be recognized in the balance sheet. The plan assets and benefit obligations are measured as of the balance sheet date.
The non-union Delaware City employees and all Paulsboro, Toledo, Chalmette and Torrance employees became eligible to participate in the Company’s defined benefit plans as of the respective acquisition dates. The union Delaware City employees became eligible to participate in the Company’s defined benefit plans upon commencement of normal operations. The Company did not assume any of the employees’ pension liability accrued prior to the respective acquisitions.
The Company formed the Post-Retirement Medical Plan on December 31, 2010 to provide health care coverage continuation from date of retirement to age 65 for qualifying employees associated with the Paulsboro acquisition. The Company credited the qualifying employees with their prior service under Valero which resulted in the recognition of a liability for the projected benefit obligation. The Post-Retirement Medical Plan was amended during 2013 to include all corporate employees, amended in 2014 to include Delaware City and Toledo employees, amended in 2015 to include Chalmette employees and amended in 2016 to include Torrance employees.
The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2017 and 2016 were as follows:

	Pension Plans		Post-Retirement Medical Plan
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$135,508	$100,011	$22,740	$17,729
Service cost	40,572	36,359	1,263	1,047
Interest cost	4,336	3,096	688	528
Plan amendments	462	—	—	2,524
Plan settlements	(4,881)	—	—	—
Benefit payments	(4,034)	(3,449)	(693)	(575)
Actuarial loss (gain)	13,268	(509)	(2,471)	1,487
Projected benefit obligation at end of year	$185,231	$135,508	$21,527	$22,740
Change in plan assets:
Fair value of plan assets at beginning of year	$75,367	$57,502	$—
Actual return on plan assets	14,019	3,995	—	—
Benefits paid	(4,034)	(3,449)	(693)	(575)
Plan settlements	(4,881)	—	—	—
Employer contributions	41,181	17,319	693	575
Fair value of plan assets at end of year	$121,652	$75,367	$—	$—
Reconciliation of funded status:
Fair value of plan assets at end of year	$121,652	$75,367	$—	$—
Less: benefit obligations at end of year	185,231	135,508	21,527	22,740
Funded status at end of year	$(63,579)	$(60,141)	$(21,527)	$(22,740)

The accumulated benefit obligations for the Company’s Pension Plans exceed the fair value of the assets of those plans at December 31, 2017 and 2016. The accumulated benefit obligation for the defined benefit plans approximated $148,011 and $108,838 at December 31, 2017 and 2016, respectively.

Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

	Pension Benefits	Post-Retirement Medical Plan
2018	$9,109	$1,257
2019	10,878	1,512
2020	13,282	1,764
2021	16,636	1,868
2022	20,080	1,867
Years 2023-2027	128,837	9,487

The Company’s funding policy for its defined benefit plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that may be appropriate considering the funded status of the plans, tax consequences, the cash flow generated by the Company and other factors. The Company plans to contribute approximately $34,800 to the Company’s Pension Plans during 2018.
The components of net periodic benefit cost were as follows for the years ended December 31, 2017, 2016 and 2015:

	Pension Benefits			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015
Components of net period benefit cost:
Service cost	$40,572	$36,359	$24,298	$1,263	$1,047	$967
Interest cost	4,336	3,096	2,974	688	528	558
Expected return on plan assets	(5,766)	(4,681)	(3,422)	—	—	—
Settlement (gain)/loss recognized	993	—	—	—	—	—
Amortization of prior service cost	53	53	53	646	541	326
Amortization of actuarial loss (gain)	452	1,043	1,228	—	—	—
Net periodic benefit cost	$40,640	$35,870	$25,131	$2,597	$2,116	$1,851

The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015
Prior service costs	$462	$—	$—	$—	$2,524	$1,533
Net actuarial loss (gain)	5,015	176	(2,220)	(2,471)	1,487	312
Amortization of losses and prior service cost	(1,410)	(1,096)	(1,281)	(646)	(541)	(326)
Total changes in other comprehensive (income) loss	$4,067	$(920)	$(3,501)	$(3,117)	$3,470	$1,519

The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2017, and 2016 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
	2017	2016	2017	2016
Prior service costs	$(885)	$(476)	$(5,337)	$(5,983)
Net actuarial loss	(22,544)	(18,975)	593	(1,878)
Total	$(23,429)	$(19,451)	$(4,744)	$(7,861)

The following pre-tax amounts included in accumulated other comprehensive loss as of December 31, 2016 are expected to be recognized as components of net period benefit cost during the year ended December 31, 2017:

	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs	$(86)	$646
Amortization of net actuarial loss	(285)	—
Total	$(371)	$646

The weighted average assumptions used to determine the benefit obligations as of December 31, 2017, and 2016 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2017	2016	2017	2016	2017	2016
Discount rate - benefit obligations	3.58%	4.07%	3.55%	4.08%	3.33%	3.68%
Rate of compensation increase	4.53%	4.81%	5.00%	5.50%	—	—

The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rates:
Effective rate for service cost	4.15%	4.15%	4.25%	4.17%	4.17%	4.30%	4.10%	4.10%	4.32%
Effective rate for interest cost	3.38%	3.38%	3.31%	3.20%	3.20%	3.16%	3.11%	3.11%	3.09%
Effective rate for interest on service cost	3.59%	3.59%	3.51%	3.63%	3.63%	3.37%	3.84%	3.84%	4.04%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.00%	N/A	N/A	N/A	N/A	N/A	N/A
Rate of compensation increase	4.81%	4.81%	4.81%	5.50%	5.50%	5.50%	N/A	N/A	N/A

The assumed health care cost trend rates as of December 31, 2017 and 2016 were as follows:

	Post-Retirement Medical Plan
	2017	2016
Health care cost trend rate assumed for next year	6.0%	6.1%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reached the ultimate trend rate	2038	2038

Assumed health care costs trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care costs trend rates would have the following effects on the medical post-retirement benefits:

	1% Increase	1% Decrease
Effect on total service and interest cost components	$14	$(14)
Effect on accumulated post-retirement benefit obligation	307	(291)

The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2017 and 2016 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value (“NAV”) as determined by the fund manager and reported daily. As noted above, the Company’s post-retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
	2017	2016
Equities:
Domestic equities	$36,582	$23,451
Developed international equities	17,236	10,736
Emerging market equities	8,474	5,164
Global low volatility equities	9,983	6,360
Fixed-income	45,469	29,576
Cash and cash equivalents	3,908	80
Total	$121,652	$75,367

The Company’s investment strategy for its Qualified Plan is to achieve a reasonable return on assets that supports the plan’s interest credit rating, subject to a moderate level of portfolio risk that provides liquidity. Consistent with these financial objectives as of December 31, 2017, the plan’s target allocations for plan assets are 54% invested in equity securities, 40% fixed income investments and 6% in real estate. Equity securities include international stocks and a blend of U.S. growth and value stocks of various sizes of capitalization. Fixed income securities include bonds and notes issued by the U.S. government and its agencies, corporate bonds, and mortgage-backed securities. The aggregate asset allocation is reviewed on an annual basis.
The overall expected long-term rate of return on plan assets for the Qualified Plan is based on the Company’s view of long-term expectations and asset mix.